Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

May 5, 2006

VIA EDGAR TRANSMISSION

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	FutureFunds Series Account of

Great-West Life & Annuity Insurance Company

Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 002-89550; 811-03972

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and State of Additional Information for FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.

the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Amendment No. 38 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.

the text of Amendment No. 38 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 24, 2006.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-3817.

FutureFunds Series Account of

Great-West Life & Annuity Insurance Company

(Registrant)

By: /s/ Beverly A. Byrne

Beverly A. Byrne

Vice President, Counsel & Associate Secretary

Great-West Life & Annuity Insurance Company